Form N-1A Supplement	Jun. 25, 2025
Invesco Rochester High Yield Municipal ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED JUNE 25, 2025, TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED FEBRUARY 28, 2025, AS PREVIOUSLY SUPPLEMENTED OF:
Invesco Rochester High Yield Municipal ETF (IROC)
(the “Fund”)
Effective July 1, 2025, Invesco Capital Management LLC (the “Adviser”) has agreed to waive 100% of the management fees it is entitled to receive from the Fund through June 30, 2026. Accordingly, effective July 1, 2025, the Fund’s Prospectuses and SAI are revised as described below: